Expense Example {- Investor Freedom® 2010 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-12 - Investor Freedom® 2010 Portfolio - VIP Investor Freedom 2010 Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 46
3 years	144
5 years	252
10 years	$ 567